PROPERTY, PLANT AND EQUIPMENT - Impairment Loss (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Increase to discount rate	1.00%
Decrease in discount rate	1.00%
South Central
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 1,000,000
Recoverable amount of asset or cash-generating unit		18,300,000
Cash Generating Unit, North Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 800,000
Recoverable amount of asset or cash-generating unit	5,200,000
Increase to impairment loss	200,000
Central Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	0	12,200,000
Recoverable amount of asset or cash-generating unit		$ 4,700,000
Cash Generating Unit, South Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	1,300,000
Recoverable amount of asset or cash-generating unit	18,900,000
Increase to impairment loss	$ 0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%
Discount rate used in current measurement of fair value less costs of disposal		15.00%
Bottom of range | Central Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	12.00%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	20.00%
Discount rate used in current measurement of fair value less costs of disposal		20.00%
Top of range | Central Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%